Real Estate and Other Assets Acquired in Settlement of Loans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Real Estate [Abstract]
Net charge-offs against allowance for loan losses	$ 995,000	$ 335,000
Consumer mortgage loans in process of foreclosure	$ 390,000	$ 209,000